Shareholder Report, Holdings (Details) - Multi-Manager Alternative Strategies Fund - Institutional Class	Aug. 31, 2025
Long Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Short Commodity-Related Investment Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%